Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of allocation of share-based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of services	$2,306	$—	$6,274	$5,008
Research and development	61,097	45,945	171,652	181,367
General and administrative	187,357	98,683	500,252	447,811
Sales and marketing	16,832	34,124	44,126	72,462
	$267,592	$178,752	$722,304	$706,648

	Year Ended December 31,
	2016	2015
Cost of services	$6,003	$—
Research and development	236,341	240,739
General and administrative	599,550	619,899
Sales and marketing	103,567	584,450
	$945,461	$1,445,088

Schedule of share-based compensation, options granted
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	16,170		9.3	$—
Granted	78,465	$67.00
Exercised	(458)	$5.00		$19,519
Forfeited	(7,746)	$13.75
Outstanding at December 31, 2015	86,431	$65.00	9.1	$1,575,646
Granted	58,546	$35.25
Exercised	(2,660)	$9.00		$79,406
Forfeited	(22,867)	$99.75
Expired	(343)	$212.25
Outstanding at December 31, 2016	119,106	$44.00	8.6	$663,298
Vested and expected to vest	119,106	$44.00	8.6	$663,298
Exercisable at December 31, 2016	43,940	$5.50	8.0	$421,621

Schedule of share-based payment award, Stock Options granted, fair value
Year Ended December 31,
	2016	2015
Annual dividend	—	—
Expected life (in years)	5.25 – 6.25	5.5 – 6.25
Risk free interest rate	1.2 – 2.2%	1.5 – 1.9%
Expected volatility	42.0 – 49.8%	47.7 – 65.0%

Schedule of warrants to purchase shares of common stock
			Underlying Warrant Shares at
Issuance	Exercise Price	Expiration	September 30, 2017	December 31, 2016
August 2007	$197.75	August 2017	—	356
March 2008	$19,763.50	March 2018	1	1
November 2009	$197.75	November 2019	266	266
January 2010	$197.75	January 2020	266	266
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	208	208
December 2011	$197.75	December 2021	26	26
March 2012	$109.90	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.75	May 2021	189,573	189,573
June 2016	$32.75	May 2021	82,032	82,032
June 2017	$19,50	June 2022	18,753	—
July 2017	$17.25	July 2022	6,349	—
July 2017	$12.50	July 2022	50,000	—
July 2017 (1)	$0.25	July 2022	113,432	—
July 2017	$10.75	July 2022	1,000,000	—
			1,608,439	420,260

(1) These July 2017 warrants represent the outstanding pre-funded warrants issued under the July 2017 Public Offering.  See Note 7 "Stockholders' equity" and Note 11 "Subsequent events."

			Underlying Warrant Shares at December 31,
Issuance	Exercise Price	Expiration	2016	2015
August 2007	$197.75	August 2017	356	356
March 2008	$19,763.50	March 2018	1	1
November 2009	$197.75	November 2019	266	266
January 2010	$197.75	January 2020	266	266
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	208	208
December 2011	$197.75	December 2021	26	26
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.75	May 2021	189,573	—
June 2016	$32.75	May 2021	82,032	—
			420,260	148,654